Risks and Concentration - Credit Risk (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Risks and Concentration
Cash deposited with financial institutions	$ 5,889,033	$ 7,105,085
Credit Risk
Risks and Concentration
Cash deposited with financial institutions	5,900,000	6,500,000
Cash deposited with financial institutions - not covered by insurance	$ 5,090,160	$ 5,817,823
Currency depreciation rate (in %)	1.60%	0.90%	4.40%